Federated Hermes Municipal High Yield Advantage Fund N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Federated Hermes Municipal Securities Income Trust
Entity Central Index Key	0000866700
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Oct. 31, 2025